LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
LEASE OBLIGATIONS
LEASE OBLIGATIONS

	2017	2016
Beginning balance at January 1	$15,946	$13,862
Additions(1)	—	24,531
Payments(2)	(9,456)	(22,468)
Accrued interest	451	559
Foreign exchange gain (loss)	813	(538)
Ending balance at December 31	$7,754	$15,946

(1)	2016 additions include $16,589 related to finance leases acquired as a result of the Lake Shore Gold business combination on April 1, 2016 and $7,942 in other additions.

(2)	2016 Payments include $10,420 for the retirement of the La Ramada sale-leaseback.

	December 31, 2017	December 31, 2016
Current portion	$6,146	$8,696
Non-current portion	1,608	7,250
	$7,754	$15,946

As part of the acquisition of Lake Shore Gold on April 1, 2016, the Company acquired finance lease obligations related to equipment and vehicles, expiring between 2016 and 2018 with interest rates between 0.9% and 6.9%. The Company has the option to purchase the equipment and vehicles leased at the end of the terms of the leases for a nominal amount. The Company’s obligations under the finance leases are secured by the lessor’s title to the leased assets. The fair value of the finance lease liabilities approximates their carrying amount.